Revenues	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Revenue Disaggregation Analysis by Activity

	Six months ended June 30,
$000s	2022	2021
Seajacks business:*
Time charter revenue	$41,606	$—
Service revenue	32,651	—
Project revenue	7,291	—
Construction supervision revenue	1,982	—
Total Seajacks revenue	83,530	—
Dry bulk business (sold) ** and Other	190	97,480
Total revenues	$83,720	$97,480

*post-acquisition
** business exit completed by July 2021

Service revenue relates to mobilization and demobilization fees, catering and other similar costs incurred and recharged to the charterers and provision of vessel management services as part of the time charter arrangement. Project revenue relates to construction contract revenue.

Disaggregation of Seajacks Revenue
The following table disaggregates the Company’s revenue geographically, as it believes it best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors. Revenue attribution is determined by location of project.

$000s	Six months ended June 30,
Geographical analysis:	2022
Asia:
Japan	21,838
Taiwan	47,416
Total Asia	69,254
Europe:
Germany	4,966
Netherlands	5,328
UK	2,000
Total Europe	12,294
USA	1,982
Total Seajacks Revenue	$83,530

During the six months ended June 30, 2022, revenue recorded from two major customers contributing more than 10% revenue each were ($000s): $47,416 and $21,838.

Contract Assets and Liabilities

Contract assets include unbilled amounts when revenue recognized exceeds the amount billed to the customer under contracts where revenue is recognized over-time. There were no contract assets at June 30, 2022.

Contract liabilities consist of advance payments, billings in excess of revenue recognized and deferred revenue. All contract liabilities are expected to be realized within 12 months.